Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Net Deferred Tax Assets And Liabilities [Abstract]
Schedule of Provision for Income Taxes

A reconciliation of the difference for the years ended December 31, is as follows:

	2020	2019
Loss before income taxes	$(109,184)	$(8,339)
Federal and provincial statutory rates	25%	27%
Tax at statutory rates	$(27,296)	$(2,252)
Adjusted for the effect of:
Non-deductible expenses	628	1,597
Non-taxable capital gains	(6,184)	(1,408)
Impact of foreign tax rates	(238)	(13,549)
Withholding taxes	813	1,262
Taxes related to prior years	(1,531)	(1,975)
Tax assets not recognized	44,112	—
Other	650	1,368
Income tax expense (recovery)	$10,954	$(14,957)

Summary of Net Deferred Tax Liability

The net deferred tax liability is comprised of the tax effect of the following temporary differences:

	2020	2019
Deferred tax liability:
Property, plant and equipment and intangibles	$393,631	$426,934
Debt issue costs	2,665	3,280
Partnership deferrals	2,532	850
Other	6,322	7,926
	405,150	438,990
Offsetting of assets and liabilities	(383,914)	(413,601)
	$21,236	$25,389

Deferred tax assets:
Losses (expire from time to time up to 2040)	$370,439	$402,025
Long-term incentive plan	4,956	6,131
Other	9,617	10,169
	385,012	418,325
Offsetting of assets and liabilities	(383,914)	(413,601)
	$1,098	$4,724

Net deferred tax liability	$20,138	$20,665

Summary of Deferred Tax Asset Not Recognized	Accordingly, the Corporation has not recognized a deferred tax asset for the following items:

	2020	2019
Tax losses (Capital)	$29,809	$31,033
Tax losses (Income)	72,516	33,221
Deductible temporary differences	2,020	—
Total	$104,345	$64,254

Summary of Movement in Temporary Differences of Deferred Tax Liabilities

The movement in temporary differences is as follows:

	Property, Plant and Equipment and Intangibles	Partnership Deferrals	Other Deferred Tax Liabilities	Losses	Debt Issue Costs	Long-Term Incentive Plan	Other Deferred Tax Assets	Net Deferred Tax Liability
Balance, December 31, 2018	$467,109	$1,730	$5,722	$(423,595)	$3,534	$(6,849)	$(11,752)	$35,899
Recognized in net earnings	(26,825)	(880)	2,216	7,874	(254)	572	1,260	(16,037)
Effect of foreign currency exchange differences	(13,350)	—	(12)	13,696	—	146	323	803
Balance, December 31, 2019	$426,934	$850	$7,926	$(402,025)	$3,280	$(6,131)	$(10,169)	$20,665
Recognized in net earnings (loss)	(28,600)	1,682	(1,601)	33,141	(615)	1,120	537	5,664
Recognized in other comprehensive income	—	—	—	(5,398)	—	—	—	(5,398)
Effect of foreign currency exchange differences	(4,703)	—	(3)	3,843	—	55	15	(793)
Balance, December 31, 2020	$393,631	$2,532	$6,322	$(370,439)	$2,665	$(4,956)	$(9,617)	$20,138